S000030390 [Member] Shareholder Fees - Ashmore Emerging Markets Total Return Fund	Oct. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]
For Class A Shares, the CDSC is imposed only where shares are purchased without a front‑end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.